Statements of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net operating revenue	R$ 73,819	R$ 66,503	R$ 54,520
Cost of sales	(61,598)	(55,682)	(45,557)
Gross profit	12,221	10,821	8,963
Operating expenses, net
Selling expenses	(5,995)	(5,411)	(4,379)
General and administrative expenses	(878)	(831)	(787)
Depreciation and amortization	(1,547)	(1,394)	(919)
Share of profit of associates	64	51	44
Other operating (expenses) revenues, net	(21)	49	(72)
Operating profit	3,844	3,285	2,850
Financial revenues	324	281	394
Financial expenses	(3,233)	(3,012)	(1,909)
Net financial result	(2,909)	(2,731)	(1,515)
Income before income tax and social contribution	935	554	1,335
Income tax and social contribution	(166)	156	(115)
Net income for the year	769	710	1,220
Items that may be subsequently reclassified to the statement of operations
Fair value of receivables	(8)	(7)	(2)
Income tax effect	3	2	1
Other comprehensive income (loss) for the year	(5)	(5)	(1)
Total comprehensive income for the year	R$ 764	R$ 705	R$ 1,219
Basic earnings per share (in Reais - R$) (in Brazil Real per share)	R$ 0.569164	R$ 0.525574	R$ 0.905322
Diluted earnings per share (in Reais - R$) (in Brazil Real per share)	R$ 0.567277	R$ 0.524174	R$ 0.901589